INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Investment in DMS Holdings LLC	$ 29,066	$ 30,017
Reserve accruals	418	140
Charitable contributions	11	9
Interest carryforward	2,562	1,158
Tax credit carryforwards	190	63
Property and equipment	42	0
Net operating loss	1,808	150
Total gross deferred tax assets	34,097	31,537
Less: Valuation allowance	(32,970)	(11,626)
Total deferred tax assets, net	1,127	19,911
Deferred tax liabilities:
Intangibles	(4,561)	(6,971)
Property and equipment	0	(193)
Undistributed earnings	(1,352)	(823)
Total deferred tax liabilities	(5,913)	(7,987)
Net deferred tax (liability) asset	$ (4,786)
Net deferred tax (liability) asset		$ 11,924